Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Mar. 24, 2025	Jan. 13, 2025
Subsequent Event [Line Items]
Aggregate offering price		$ 13,960
Gross sales price percentage		2.50%
Sale of stock units (in Shares)	2,047,277
Gross proceeds	$ 2,755,000
Net proceeds	$ 2,571,000